Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	Derivative Financial Instruments
In the normal course of business, including the purchasing of materials and selling of products, the Company is exposed to certain risks related to fluctuations in foreign currency exchange rates. The Company uses foreign currency forward contracts to manage risks from these market fluctuations. The Company is also exposed to certain risks related to fluctuations in interest rates and uses interest rate swaps to manage risk from these market fluctuations. The counterparties to these financial instruments are financial institutions with strong credit ratings. The Company maintains control over the size of positions entered into with any one counterparty and monitors the credit ratings of these institutions.
Foreign Currency Forward Contracts
The Company regularly hedges its risk relative to fluctuations in the Canadian dollar, Euro and Japanese yen for forecasted cash outflows denominated in these currencies. The Company had no notional amounts of foreign currency forward exchange contracts denominated in these currencies outstanding at December 31, 2018 and $0.3 million at December 31, 2017.
The Company’s derivative instruments discussed above are designated as cash flow hedges and the fair value of these derivative instruments was insignificant at December 31, 2017.
The Company also enters into derivative instruments (forwards) to economically hedge the impact of fluctuations in the Indian rupee. During the year ended December 31, 2018, the Company recognized a gain of $0.2 million related to the changes in fair value of these derivative instruments not designated as hedges. These gains and losses are recognized immediately within the Company's Consolidated Statements of Operations and are classified within loss (gain) on currency translation. The fair value of these derivative instruments not designated as hedges at December 31, 2018 was $0.3 million and is included in prepaid and other current assets in the Company's Consolidated Balance Sheets.
Interest Rate Swap Agreements
The Company is exposed to changes in interest rates on its variable rate debt. In order to manage this risk, on February 16, 2017, Milacron LLC, a wholly-owned subsidiary of the Company, entered into two interest rate swap transactions effective for a four-year period beginning January 31, 2018 with a total notional amount of $400.0 million. The interest rate swaps are intended to manage the Company's interest rate risk by fixing the interest rate on a portion of the Company's debt outstanding under the 2017
Term Loan Facility that was previously subject to a floating interest rate equal to 1-month LIBOR plus a credit spread. The swaps provide for the Company to pay a fixed rate of 2.062% per annum on such portion of the outstanding debt in exchange for receiving a variable interest rate based on 1-month LIBOR. The effect is a synthetically fixed rate of 2.062% plus the loan spread for the term and debt hedged.
The Company designated these interest rate swaps as cash flow hedges of floating rate borrowings and expects the hedge to be highly effective in offsetting fluctuations in the designated interest payments resulting from changes in the benchmark interest rate. The gains and losses on the designated interest rate swaps will offset losses and gains on the transactions being hedged. The fair value of the interest rate swaps is calculated by taking into consideration current interest rates and the current creditworthiness of the counterparties or the Company, as applicable. The effective portion of changes in the fair value of the interest rate swaps is reflected as a component of accumulated other comprehensive income (loss) and recognized as interest expense, net as payments are paid or accrued. The remaining gain or loss in excess of the cumulative change in the present value of the future cash flows of the hedge item, if any (i.e. the ineffective portion), is recognized as interest expense, net during the current period. During the year ended December 31, 2017, the Company recorded $0.2 million of hedge ineffectiveness in earnings.
Cross-Currency Interest Rate Swap
In November 2018, the Company entered into a cross-currency interest rate swap agreement that will mature on September 28, 2023, with an aggregate notional amount of $85.8 million to manage foreign currency risk by effectively converting a portion of the Company's variable rate U.S. dollar-denominated debt, including the monthly interest rates thereunder, to fixed rate Euro-denominated debt of €75.0 million. This cross-currency interest rate swap agreement is designated as a hedge of a portion of our net investment in Euro-denominated foreign operations to reduce foreign currency risk associated with the investment in these operations. Changes in the value of these items resulting from fluctuations in the underlying exchange rates to U.S. dollar exchange rates are recorded as foreign currency translation adjustments within accumulated other comprehensive income (loss).
The following table provides the effect of the Company’s foreign currency forward contracts, interest rate swaps and cross-currency interest rate swaps designated as cash flow hedges on the Company’s Consolidated Financial Statements for the years ended December 31, 2018, 2017 and 2016:

Type of instrument:	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
	(in millions)
2018
Foreign exchange contract	$0.8	$0.6
Interest rate swaps	$3.5	$(0.2)
Cross-currency interest rate swaps	$(0.3)	$0.3
2017:
Foreign exchange contract	$(0.5)	$(1.1)
Interest rate swaps	$0.4	$—
2016:
Foreign exchange contract	$0.5	$1.1

All gains (losses) that are reclassified from accumulated other comprehensive income (loss) into income (effective portion) are classified in loss (gain) on currency translation or cost of sales within the Company's Consolidated Statements of Operations. The gains (losses) recognized related to the ineffective portion of the derivative instruments were immaterial for all periods presented. During the year ended December 31, 2018, the Company recorded a net gain of $0.6 million related to the settlement of forward exchange contracts which were designated as cash flow hedges. During the year ended December 31, 2017, the Company recorded net loss of $1.1 million related to the settlement of forward exchange contracts which were designated as cash flow hedges. During the year ended December 31, 2016, the Company recorded a net gain $1.1 million related to the settlement of forward exchange contracts which were designated as cash flow hedges.
The Company estimates fair value of its financial instruments utilizing an established three-level hierarchy. The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date as follows:

•	Level 1–Valuation is based upon unadjusted quoted prices for identical assets or liabilities in active markets.

•
Level 2–Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial statements.

•	Level 3–Valuation is based upon other unobservable inputs that are significant to the fair value measurements.
The classification of fair value measurements within the established three-level hierarchy is based upon the lowest level of input that is significant to that measurement. The fair values of the Company’s derivative instruments were measured using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and are valued by reference to similar financial instruments, adjusted for terms specific to the contracts. There were no transfers between the three levels of the fair value hierarchy during any period presented. The derivative assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017 were as follows:

	Balance Sheet Location	Total	Level 1	Level 2	Level 3
		(in millions)
December 31, 2018
Interest rate swaps (asset position)	Prepaid and other current assets	$1.9	$—	$1.9	$—
Cross-currency interest rate swap (asset position)	Prepaid and other current assets	$1.9	$—	$1.9	$—
Interest rate swaps (asset position)	Other noncurrent assets	$2.5	$—	$2.5	$—
Cross-currency interest rate swaps (liability position)	Other current liabilities	$0.3	$—	$0.3	$—
Cross-currency interest rate swaps (liability position)	Other noncurrent accrued liabilities	$0.6	$—	$0.6	$—
December 31, 2017
Interest rate swaps (asset position)	Other noncurrent assets	$1.7	$—	$1.7	$—
Interest rate swaps (liability position)	Other current liabilities	$1.0	$—	$1.0	$—